Joint arrangements - Additional Information (Detail) ₨ in Millions, $ in Millions			12 Months Ended
	Jul. 27, 2023 INR (₨)	Sep. 17, 2020	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Dec. 14, 2022	Aug. 05, 2022 INR (₨)	Aug. 05, 2022 USD ($)
RPPL
Disclosure of joint operations [line items]
Committed funding amount						₨ 412	$ 5
Carrying value of investment including goodwill			₨ 2,456	₨ 2,601
Goodwill			2,366	2,366
3E NV
Disclosure of joint operations [line items]
Post acquisition share of profits (losses)			₨ (145)	99
Percentage of voting equity interests acquired					40.00%
3E
Disclosure of joint operations [line items]
Percentage of voting equity interests acquired			40.00%		40.00%
Fluence Energy Singapore Pte. Ltd
Disclosure of joint operations [line items]
Post acquisition share of profits (losses)			₨ 0	(6)
Committed funding amount | $							$ 10
Carrying value of investment including goodwill			406	₨ 406
GH4 India Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation	33.33%
Post acquisition share of profits (losses)			(10)
Committed funding amount	₨ 10
Carrying value of investment including goodwill			₨ 0
VG DTL Transmissions Private Limited
Disclosure of joint operations [line items]
Proportion of ownership interest in joint operation		50.00%